UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Allowance for credit losses	$ 39	$ 30
Amortized cost	16,987	17,606
Allowance for credit losses	(47)	(41)
Allowance for credit losses	(30)	(28)
Accumulated depreciation	$ 323	$ 304
Par value (in dollars per share)	$ 25	$ 25
Redemption amount (in dollars per share)	$ 2,635	$ 2,635
Shares outstanding (in shares)	100,460,280	100,460,280
Class A exchangeable shares
Shares issued (in shares)	10,450,952	9,594,989
Shares outstanding (in shares)	10,450,952
Par value (in dollars per share)	$ 33.56	$ 33.56
Class B shares
Shares issued (in shares)	24,000	24,000
Shares outstanding (in shares)	24,000
Par value (in dollars per share)	$ 33.56	$ 33.56
Class C shareholders
Shares issued (in shares)	41,314,891	40,934,623
Shares outstanding (in shares)	41,314,891
Par value (in dollars per share)	$ 1	$ 1